Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life	Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
%

Laboratory equipment	15 - 33
Office, furniture and equipment	6 - 33
Computers and Cars	20-33
Leasehold improvements	(*	)
Manufacturing plant in process	(**	)
(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.
(**)	As of December 31, 2023, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

Schedule of Accordance with the Agreement	The fair value was calculated by an independent valuation, at a discount rate of 31% based on the following assumptions:
Stock price	1.48
variance	150%
Risk free interest	1%